Losses per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss:
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Weighted average number of shares outstanding, basic and diluted	5,393,131	4,736,485	4,099,277
Loss per share, basic and diluted	$ (58.32)	$ (14.69)	$ (1.25)